Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2021	$ 271
2022	272
2023	275
2024	284
2025	281
2026-2030	1,352
Total pension and healthcare benefits	2,735
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2021	39
2022	39
2023	43
2024	42
2025	43
2026-2030	252
Total pension and healthcare benefits	458
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2021	11
2022	11
2023	11
2024	10
2025	10
2026-2030	45
Total pension and healthcare benefits	98
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2021	0
2022	0
2023	0
2024	0
2025	0
2026-2030	1
Total pension and healthcare benefits	$ 1